OTHER (EXPENSE) INCOME, NET (Tables)	12 Months Ended
Dec. 31, 2024
Other Income and Expenses [Abstract]
Schedule of Other Nonoperating Income (Expense)
For the years ended December 31, 2024 and 2023, Other (expense) income, net consisted of the following:

	Year Ended December 31,
($ in thousands)	2024	2023
Tax receivable agreement expense	$(65,648)	$—
Loss on debt extinguishment[1]	(1,002)	—
(Loss) gain on disposal of assets[2]	(683)	762
Loss on provision - loan receivable	(330)	(314)
Realized loss on financial instruments	(81)	(94)
Gain from insurance proceeds	1,335	—
Gain (loss) on foreign currency	1,039	(303)
Escrow receipt on prior acquisition	598	—
Debit card rebate income	465	144
Gain on legal settlement	266	—
Gain on exit operations	125	—
Unrealized gain (loss) on investments held at fair value	9	(406)
Gain on lease termination[3]	—	1,263
Other income, net	1,978	688
Other (expense) income, net	$(61,929)	$1,740
[1]See Note 11 “Long-term Notes and Loans Payable, Net” for additional information on Loss on debt extinguishment.
[2]See Note 4 “Property and Equipment” for additional information on (Loss) gain on disposal of assets.
[3]See Note 5 “Leases” for additional information related to the Gain on lease termination.